leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in Operating revenues - service	$ 17	$ 17
Other sublet revenue included in Other income	8	5
Lease payments	$ 826	$ 671
Maximum
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Mobile site leases
Potential exposure to non-executory cash outflows not including in lease liabilities
Lease payments with index based price adjustments	0.33